Note 1 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	YEAR ENDED DECEMBER 31
	2014		2013		2012
Customer (primary application)	$	%	$	%	$	%
Samsung Electronics (Mobile)	22,479	26%	54,187	40%	34,372	31%
Huawei Technologies (Infrastructure / Mobile)	18,718	22%	15,731	12%	15,169	14%
Murata (Mobile)	<10%	<10%	14,274	11%	<10%	<10%
ZTE Corporation (Mobile)	<10%	<10%	<10%	<10%	12,818	11%